Share-Based Compensation (Fair Value Assumptions) (Details)	12 Months Ended
Dec. 31, 2015 ¥ / shares
Risk-free interest rate, minimum	2.61%
Risk-free interest rate, maximum	2.833%
Contract life	10 years
Expected dividend yield	0.00%
Expected volatility range, minimum	48.78%
Expected volatility range, maximum	48.96%
Fair value of the underlying shares on the date of option grants (RMB), minimum	¥ 16.23
Fair value of the underlying shares on the date of option grants (RMB), maximum	¥ 22.63